Cover	Nov. 10, 2026
Cover [Abstract]
Entity Registrant Name	UPEXI, INC.
Entity Address City Or Town	Tampa
Document Period End Date	Nov. 10, 2026
EntityEmergingGrowthCompany	false
Document Type	8-K
Entity Tax Identification Number	83-3378978
Entity File Number	001-40535
City Area Code	727
Entity Address State Or Province	FL
Pre Commencement Issuer Tender Offer	false
Soliciting Material	false
Entity Address Address Line2	Suite 420
Local Phone Number	287-2800
Written Communications	false
Pre Commencement Tender Offer	false
Entity Address Postal Zip Code	33607
Amendment Flag	false
Entity Incorporation State Country Code	DE
Trading Symbol	UPXI
Security 12b Title	Common Stock, par value $0.00001
Entity Central Index Key	0001775194
Security Exchange Name	NASDAQ
Entity Address Address Line1	3030 N. Rocky Point Drive